Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
1
Shares Security Description Value
Common Stock - 96.7%
Communication Services - 2.3%
6,450 Cardlytics, Inc.
(a)
$ 707,565
31,942 Magnite, Inc.
(a)
1,329,107
2,036,672
Consumer Discretionary - 19.0%
28,045 Abercrombie & Fitch Co.
(a)
962,224
56,615 Bloomin' Brands, Inc.
(a)
1,531,436
15,325 Boot Barn Holdings, Inc.
(a)
954,901
13,575 CarParts.com, Inc.
(a)
193,851
23,905 Chuy's Holdings, Inc.
(a)
1,059,470
13,075 Citi Trends, Inc.
(a)
1,095,423
17,700 Crocs, Inc.
(a)
1,423,965
24,510 Dave & Buster's Entertainment,
Inc.
(a)
1,174,029
12,330 Gentherm, Inc.
(a)
913,776
29,470 G-III Apparel Group, Ltd.
(a)
888,226
14,000 GrowGeneration Corp.
(a)
695,660
17,655 Kirkland's, Inc.
(a)
496,106
2,260 Lithia Motors, Inc., Class A 881,603
7,285 Malibu Boats, Inc., Class A
(a)
580,469
4,235 Penn National Gaming, Inc.
(a)
443,997
19,850 Petco Health & Wellness Co.,
Inc.
(a)
439,876
11,655 Red Robin Gourmet Burgers, Inc.
(a)
464,918
15,065 The Cheesecake Factory, Inc.
(a)
881,453
3,935 TopBuild Corp.
(a)
824,107
7,430 Travel + Leisure Co. 454,419
10,320 YETI Holdings, Inc.
(a)
745,207
17,105,116
Consumer Staples - 1.6%
9,005 Freshpet, Inc.
(a)
1,430,084
Energy - 1.7%
34,125 Matador Resources Co. 800,231
12,845 TPI Composites, Inc.
(a)
724,844
1,525,075
Financials - 6.5%
20,340 Ameris Bancorp 1,068,053
9,290 Argo Group International Holdings,
Ltd. 467,473
26,965 First Financial Bankshares, Inc. 1,260,075
18,525 Live Oak Bancshares, Inc. 1,268,777
20,360 Synovus Financial Corp. 931,470
40,495 The Bancorp, Inc.
(a)
839,056
5,834,904
Health-Care - 0.5%
27,355 Ocular Therapeutix, Inc.
(a)
448,895
Shares Security Description Value
Health-Care Equipment & Services - 15.4%
27,775 Acadia Healthcare Co., Inc.
(a)
$ 1,587,064
19,510 Axonics Modulation Technologies,
Inc.
(a)
1,168,454
8,310 Castle Biosciences, Inc.
(a)
568,903
13,040 Inari Medical, Inc.
(a)
1,395,280
7,530 Inspire Medical Systems, Inc.
(a)
1,558,635
25,985 NuVasive, Inc.
(a)
1,703,577
3,175 Omnicell, Inc.
(a)
412,337
7,295 Orthofix Medical, Inc.
(a)
316,238
16,610 Pulmonx Corp.
(a)
759,741
5,205 Shockwave Medical, Inc.
(a)
678,003
47,615 SI-BONE, Inc.
(a)
1,514,633
11,815 STAAR Surgical Co.
(a)
1,245,419
20,850 Surgery Partners, Inc.
(a)
922,821
13,831,105
Industrials - 23.6%
15,495 Advanced Drainage Systems, Inc. 1,602,028
6,865 Allegiant Travel Co.
(a)
1,675,472
17,185 Astec Industries, Inc. 1,296,093
30,205 Builders FirstSource, Inc.
(a)
1,400,606
10,340 Chart Industries, Inc.
(a)
1,471,899
10,740 Clean Harbors, Inc.
(a)
902,804
3,015 Generac Holdings, Inc.
(a)
987,262
38,270 JetBlue Airways Corp.
(a)
778,412
8,450 John Bean Technologies Corp. 1,126,723
12,940 Kornit Digital, Ltd.
(a)
1,282,613
16,860 MasTec, Inc.
(a)
1,579,782
19,360 Montrose Environmental Group,
Inc.
(a)
971,678
33,630 nLight, Inc.
(a)
1,089,612
7,875 Oshkosh Corp. 934,447
2,960 Saia, Inc.
(a)
682,517
13,500 Sun Country Airlines Holdings,
Inc.
(a)
462,780
30,590 Terex Corp. 1,409,281
26,625 The Shyft Group, Inc. 990,450
24,540 Titan Machinery, Inc.
(a)
625,770
21,270,229
Information Technology - 1.8%
14,190 MACOM Technology Solutions
Holdings, Inc.
(a)
823,304
15,780 Varonis Systems, Inc.
(a)
810,145
1,633,449
Materials - 2.8%
43,045 Livent Corp.
(a)
745,539
30,855 Summit Materials, Inc., Class A
(a)
864,557
73,495 US Silica Holdings, Inc.
(a)
903,254
2,513,350

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021
2
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE
FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Shares Security Description Value
Pharmaceuticals, Biotechnology & Life Sciences - 10.9%
68,750 BioCryst Pharmaceuticals, Inc.
(a)
$ 699,188
10,265 Bioxcel Therapeutics, Inc.
(a)
443,037
12,905 CareDx, Inc.
(a)
878,702
16,765 DermTech, Inc.
(a)
851,494
26,780 Halozyme Therapeutics, Inc.
(a)
1,116,458
14,160 Natera, Inc.
(a)
1,437,806
19,115 Pacira BioSciences, Inc.
(a)
1,339,770
21,875 Rocket Pharmaceuticals, Inc.
(a)
970,594
8,975 Veracyte, Inc.
(a)
482,406
28,610 Vericel Corp.
(a)
1,589,286
9,808,741
Technology - 10.6%
10,510 CommVault Systems, Inc.
(a)
677,895
18,105 Diodes, Inc.
(a)
1,445,503
103,870 Extreme Networks, Inc.
(a)
908,863
7,345 Impinj, Inc.
(a)
417,710
7,685 Lightspeed POS, Inc.
(a)
482,695
12,690 MaxLinear, Inc.
(a)
432,475
9,825 PagerDuty, Inc.
(a)
395,260
11,475 PubMatic, Inc., Class A
(a)
565,947
21,750 Sanmina Corp.
(a)
900,015
11,685 SiTime Corp.
(a)
1,152,141
14,680 Sprout Social, Inc., Class A
(a)
847,917
22,780 Ultra Clean Holdings, Inc.
(a)
1,322,151
9,548,572
Total Common Stock (Cost $76,133,405) 86,986,192
Investments, at value - 96.7% (Cost
$76,133,405) $ 86,986,192
Other Assets & Liabilities, Net - 3.3% 3,014,908
Net Assets - 100.0% $ 90,001,100
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 86,986,192
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 86,986,192